Revenue and other operating income (Tables)	12 Months Ended
Dec. 31, 2025
Revenue and other operating income
Schedule of revenue

	2025	2024	2023
In-game purchases	384,187	393,854	434,326
Advertising	20,150	27,017	30,223
Licensing	9	62	—
Total	404,346	420,933	464,549

	2025	2024	2023

US	131,696	143,031	163,818
Europe	132,784	126,210	117,183
Asia	77,373	91,872	111,123
Other	62,493	59,820	72,425
Total	404,346	420,933	464,549